As filed with the Securities and Exchange Commission on August 29, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
Annual Report of Proxy Voting Record of Registered Management Investment Company

                    Investment Company Act File No. 811-04262

                        AMERICAN PENSION INVESTORS TRUST
               (Exact Name of Registrant as Specified in Charter)

                 2303 Yorktown Avenue, Lynchburg, Virginia 24501
                    (Address of Principal Executive Offices)

       Registrant's telephone number, including area code: (434) 846-1361

                                   Copies to:

                           DAVID D. BASTEN, President
                        American Pension Investors Trust
                              2303 Yorktown Avenue
                            Lynchburg, Virginia 24501
                     (Name and Address of Agent for Service)

                             R. DARRELL MOUNTS, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

                      Date of fiscal year end: May 31, 2005

        Date of Reporting Period: Twelve-month period ended June 30, 2005

      Form N-PX is to be used by a registered investment management company, other than a small business investment company registered on Form N-5 (s.s.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31, of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended, June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden of the Secretary, Securities of Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s. 3507.

Item 1. Proxy Voting
Record

American Pension Investors Trust
Growth Fund
Proxy Voting Record
July 1, 2004 - June 30, 2005

                                                                                                               For or
                                                 Meeting                          Proposed    Vote             Against     Date
        Issuer           Ticker      CUSIP         Date       Matter Voted On        By       Cast    Vote     Mgt.      Voted

Mandalay Resort Group     MBG      562567107    07/06/2004   Directors             Issuer     Yes     For      For    07/01/2004
                                                             Ratify
                                                             Independent
                                                             Auditors              Issuer     Yes     For      For
Legg Mason, Inc.           LM      524901105    07/20/2004   Directors             Issuer     Yes     For      For    07/01/2004
                                                             Amendment of 1996
                                                             Equity Incentive
                                                             Plan                  Issuer     Yes     For      For
                                                             Amendment of
                                                             Stock Option Plan
                                                             for Non-Employee
                                                             Directors             Issuer     Yes     For      For
Nuance Communications,
Inc.                      NUAN     669967101    07/22/2004   Directors             Issuer     Yes     For      For    07/14/2004
                                                             Ratify
                                                             Independent
                                                             Auditors              Issuer     Yes     For      For
NVIDIA Corporation        NVDA     67066G104    08/19/2004   Directors             Issuer     Yes     For      For    07/22/2004
                                                             Ratify
                                                             Independent
                                                             Auditors              Issuer     Yes     For      For
Polymedica Corporation    PLMD     731738100    09/17/2004   Directors             Issuer     Yes     For      For    08/16/2004
                                                             Approve Amendment
                                                             to Stock
                                                             Incentive Plan        Issuer     Yes     For      For
                                                             Ratify
                                                             Independent
                                                             Auditors              Issuer     Yes     For      For
Patterson Companies,     PDCO     703395103     09/13/2004   Directors             Issuer     Yes     For      For    08/17/2004
Inc.                                                         Adopt Amended
                                                             2002 Stock Option
                                                             Plan                  Issuer     Yes     For      For
                                                             Ratify
                                                             Independent
                                                             Auditors              Issuer     Yes     For      For
Red Hat, Inc.             RHAT     756577102    09/21/2004   Directors             Issuer     Yes     For      For    08/20/2004
                                                             Ratify
                                                             Independent
                                                             Auditors              Issuer     Yes     For      For
                                                             Adopt 2004 Long
                                                             Term Incentive
                                                             Plan                  Issuer     Yes     For      For
Parnassus Equity Income
   Fund                  PRBLX     701769101    10/05/2004   Directors             Issuer     Yes  12(d)(1)(F)        08/30/2004
                                                             Approve Change in
                                                             Mandatory
                                                             Retirement Age
                                                             to 70 for
                                                             Independent
                                                             Trustees              Issuer     Yes  12(d)(1)(F)
The Goldman Sachs Group    GS      38141G104    04/06/2005   Directors             Issuer     Yes     For      For    03/03/2005
                                                             Provide for
                                                             Annual Election
                                                             of Directors          Issuer     Yes     For      For
                                                             Ratify
                                                             Independent
                                                             Auditors              Issuer     Yes     For      For
Choicepoint, Inc.         CPS      170388102    04/28/2005   Directors             Issuer     Yes     For      For    04/05/2005

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
                                                             Amendment to 2003
                                                             Omnibus Incentive
                                                             Plan                  Issuer     Yes     For      For
                                                             Ratify
                                                             Independent Reg.
                                                             Public Accountants   Sholder     Yes   Against    For
Commscope, Inc.           CTS      203372107    05/06/2005   Directors             Issuer     Yes     For      For    04/05/2005
                                                             Ratify
                                                             Independent
                                                             Auditors              Issuer     Yes     For      For
Tractor Supply Company    TSCO     892356106    04/21/2005   Directors             Issuer     Yes     For      For    04/11/2005
                                                             Amendment to
                                                             Certificate of
                                                             Incorporation         Issuer     Yes     For      For
                                                             Removal of Each
                                                             of the Company's
                                                             Directors             Issuer     Yes     For      For
                                                             Ratify
                                                             Independent
                                                             Auditors              Issuer     Yes     For      For
Overstock.com, Inc.       OSTK     690370101    04/26/2005   Directors             Issuer     Yes     For      For    04/21/2005
                                                             Approve 2005
                                                             Equity Incentive
                                                             Plan                  Issuer     Yes     For      For
                                                             Ratify
                                                             Independent
                                                             Accountants           Issuer     Yes     For      For
Yahoo! Inc.               YHOO     984332106    05/19/2005   Directors             Issuer     Yes     For      For    04/26/2005
                                                             Amendment of 1995
                                                             Stock Plan            Issuer     Yes     For      For
                                                             Amendment of 1996
                                                             Directors Stock
                                                             Option Plan           Issuer     Yes     For      For
                                                             Ratify
                                                             Independent Reg.
                                                             Public Accountants    Issuer     Yes     For      For
Jefferies Group, Inc.     JEF      472319102    05/23/2005   Directors             Issuer     Yes     For      For    05/02/2005
Verisign, Inc.            VRSN     92343E102    05/26/2005   Directors             Issuer     Yes     For      For    05/04/2005
                                                             Amend 1998
                                                             Directors Stock
                                                             Option Plan           Issuer     Yes     For      For
                                                             Ratify
                                                             Independent
                                                             Auditors              Issuer     Yes     For      For
Garmin, Ltd.              GRMN     G37260109    06/03/2005   Directors             Issuer     Yes     For      For    05/09/2005
                                                             Approve 2005
                                                             Equity Incentive
                                                             Plan                  Issuer     Yes     For      For
Websense, Inc.            WBSN     947684106    06/07/2005   Directors             Issuer     Yes     For      For    05/10/2005
                                                             Ratify
                                                             Independent
                                                             Auditors              Issuer     Yes     For      For
Autodesk, Inc.            ADSK     052769106    06/23/2005   Directors             Issuer     Yes     For      For    05/24/2005
                                                             Approve 2006
                                                             Stock Plan            Issuer     Yes     For      For
                                                             Approve Amended
                                                             and Restated
                                                             Certificate of
                                                             Incorporation         Issuer     Yes     For      For
                                                             Approve Executive
                                                             Incentive Plan        Issuer     Yes     For      For
                                                             Ratify
                                                             Independent Reg.
                                                             Public Accountants    Issuer     Yes     For      For
i Shares Russell 1000
  Growth Index Fund       IWF      464287614    07/14/2005   Directors             Issuer     Yes  12(d)(1)(F)        06/23/2005
                                                             Investment Policy
                                                             re: Senior
                                                             Securities            Issuer     Yes  12(d)(1)(F)
                                                             Investment Policy
                                                             re: Loans             Issuer     Yes  12(d)(1)(F)
                                                             Reclassify
                                                             Certain
                                                             Investment
                                                             Objectives From
                                                                Fundamental
                                                             Policies to
                                                             Non-Fundamental       Issuer     Yes  12(d)(1)(F)
                                                             Transact Other
                                                             Business              Issuer     Yes  12(d)(1)(F)
i Shares Russell 3000
  Growth Index Fund       IWZ      464287671    07/14/2005   Directors             Issuer     Yes  12(d)(1)(F)        06/23/2005
                                                             Investment Policy
                                                             re: Senior
                                                             Securities            Issuer     Yes  12(d)(1)(F)

                                                             Investment Policy
                                                             re: Loans             Issuer     Yes  12(d)(1)(F)
                                                             Reclassify
                                                             Certain
                                                             Investment
                                                             Objectives From
                                                                Fundamental
                                                             Policies to
                                                             Non-Fundamental       Issuer     Yes  12(d)(1)(F)
                                                             Transact Other
                                                             Business              Issuer     Yes  12(d)(1)(F)
i Shares S&P Smallcap
  600 Barra Growth        IJT      464287887    07/14/2005   Directors             Issuer     Yes  12(d)(1)(F)        06/23/2005
  Index Fund                                                 Investment Policy
                                                             re: Senior
                                                             Securities            Issuer     Yes  12(d)(1)(F)
                                                             Investment Policy
                                                             re: Loans             Issuer     Yes  12(d)(1)(F)
                                                             Reclassify
                                                             Certain
                                                             Investment
                                                             Objectives From
                                                                Fundamental
                                                             Policies to
                                                             Non-Fundamental       Issuer     Yes  12(d)(1)(F)
                                                             Transact Other
                                                             Business              Issuer     Yes  12(d)(1)(F)
i Shares S&P 500 Barra    IVW      464287309    07/14/2005   Directors             Issuer     Yes  12(d)(1)(F)        06/23/2005
  Growth Index Fund                                          Investment Policy
                                                             re: Senior
                                                             Securities            Issuer     Yes  12(d)(1)(F)
                                                             Investment Policy
                                                             re: Loans             Issuer     Yes  12(d)(1)(F)
                                                             Reclassify
                                                             Certain
                                                             Investment
                                                             Objectives From
                                                                Fundamental
                                                             Policies to
                                                             Non-Fundamental       Issuer     Yes  12(d)(1)(F)
                                                             Transact Other
                                                             Business              Issuer     Yes  12(d)(1)(F)
i Shares Russell 2000     IWO      464287648    07/14/2005   Directors             Issuer     Yes  12(d)(1)(F)        06/23/2005
  Growth Index Fund                                          Investment Policy
                                                             re: Senior
                                                             Securities            Issuer     Yes  12(d)(1)(F)
                                                             Investment Policy
                                                             re: Loans             Issuer     Yes  12(d)(1)(F)
                                                             Reclassify
                                                             Certain
                                                             Investment
                                                             Objectives From
                                                                Fundamental
                                                             Policies to
                                                             Non-Fundamental       Issuer     Yes  12(d)(1)(F)
                                                             Transact Other
                                                             Business              Issuer     Yes  12(d)(1)(F)
i Shares Russell Midcap   IWP      464287481    07/14/2005   Directors             Issuer     Yes  12(d)(1)(F)        06/23/2005
  Growth Index Fund                                          Investment Policy
                                                             re: Senior
                                                             Securities            Issuer     Yes  12(d)(1)(F)
                                                             Investment Policy
                                                             re: Loans             Issuer     Yes  12(d)(1)(F)
                                                             Reclassify
                                                             Certain
                                                             Investment
                                                             Objectives From
                                                                Fundamental
                                                             Policies to
                                                             Non-Fundamental       Issuer     Yes  12(d)(1)(F)
                                                             Transact Other
                                                             Business              Issuer     Yes  12(d)(1)(F)
i Shares S&P Midcap 400   IJK      464287606    07/14/2005   Directors             Issuer     Yes  12(d)(1)(F)        06/23/2005
  Barra Growth Index                                         Investment Policy
  Fund                                                       re: Senior
                                                             Securities            Issuer     Yes  12(d)(1)(F)
                                                             Investment Policy
                                                             re: Loans             Issuer     Yes  12(d)(1)(F)
                                                             Reclassify
                                                             Certain
                                                             Investment
                                                             Objectives From
                                                                Fundamental
                                                             Policies to
                                                             Non-Fundamental       Issuer     Yes  12(d)(1)(F)
                                                             Transact Other
                                                             Business              Issuer     Yes  12(d)(1)(F)
IAC InterActive Corp.     IACI    44919P102     07/19/2005   Directors             Issuer     Yes     For      For    06/27/2005
                                                             Spin-Off of
                                                             Expedia, Inc.         Issuer     Yes     For      For
                                                             One for Two
                                                             Reverse Stock
                                                             Split                 Issuer     Yes     For      For

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
                                                             Limit Liability
                                                             of
                                                             Officers/Directors
                                                             Re: Spin-Off          Issuer     Yes     For      For
                                                             Amend Director
                                                             Removal Procedures    Issuer     Yes     For      For
                                                             Approve 2005
                                                             Stock and Annual
                                                             Incentive Plan        Issuer     Yes     For      For
                                                             Ratify
                                                             Independent
                                                             Auditors              Issuer     Yes     For      For
Legg Mason, Inc.           LM     524901105     07/19/2005   Directors             Issuer     Yes     For      For    06/29/2005
                                                             Re-Approval of
                                                             Executive
                                                             Incentive Comp
                                                             Plan                  Issuer     Yes     For      For
                                                             Approval of
                                                             Non-Employee
                                                             Director Equity
                                                             Plan                  Issuer     Yes     For      For

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            AMERICAN PENSION INVESTORS TRUST


                                            By: /s/ David D. Basten
                                                -----------------------------
                                                David D. Basten
                                                President

Date:   August 26, 2005